Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Assets Held for Sale

		2018	2017
	Note	RMB million	RMB million
Owned aircraft and other flight equipment	19	224	—
Buildings	19	—	8

		224	8